Expense Example	Jul. 14, 2026 USD ($)
Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Portfolio Building Block 1X Inverse US Value Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Portfolio Building Block 1X Inverse US Growth Daily Target ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	$ 48